T. ROWE PRICE Target 2055 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 4.2%
T. Rowe Price Funds:
New Income Fund  4,799 620 334 642,748 5,001
U.S. Treasury Long-Term Index
Fund  2,875 474 205 447,862 3,041
Limited Duration Inflation Focused
Bond Fund  2,116 348 187 482,843 2,265
International Bond Fund (USD
Hedged)  1,632 206 123 201,716 1,702
Dynamic Global Bond Fund  1,086 41 74 138,474 1,047
Total Bond Funds (Cost $13,422) 13,056
EQUITY FUNDS 95.8%
T. Rowe Price Funds:
Value Fund  49,132 1,921 2,880 893,414 52,193
Growth Stock Fund  51,173 5,428 3,324 452,410 51,385
U.S. Large-Cap Core Fund  27,811 951 1,555 572,687 28,319
Equity Index 500 Fund  28,678 1,639 2,246 139,712 27,909
International Value Equity Fund  25,196 477 1,869 863,464 23,883
Overseas Stock Fund  22,997 454 1,859 1,175,132 21,763
International Stock Fund  20,347 388 1,819 817,166 19,383
Real Assets Fund  17,988 698 983 870,906 18,158
Emerging Markets Discovery Stock
Fund  10,198 190 455 430,916 9,489
Emerging Markets Stock Fund  9,969 190 482 169,113 9,459
Mid-Cap Value Fund  9,466 175 1,126 224,385 8,668
Mid-Cap Growth Fund  8,749 175 592 82,688 8,524
New Horizons Fund (2) 5,743 106 460 86,919 5,256
Small-Cap Value Fund  5,713 106 629 85,394 5,241
Small-Cap Stock Fund  5,351 106 339 79,201 5,204
Total Equity Funds (Cost $190,537) 294,834
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 838 805 334 32
Total Other Mutual Funds (Cost $33) 32

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds  0.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 1,893 1,419 3,245 67,212 67
Total Short-Term Investments (Cost $67) 67
Total Investments in Securities 100.0%
(Cost $204,059) $ 307,989
Other Assets Less Liabilities (0.0)% (149)
Net Assets 100.0% $ 307,840
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ (6) $ 17
Emerging Markets Discovery Stock Fund  118 (444) —
Emerging Markets Stock Fund  90 (218) —
Equity Index 500 Fund  562 (162) 78
Growth Stock Fund  (59) (1,892) —
International Bond Fund (USD Hedged)  (1) (13) 14
International Stock Fund  270 467 —
International Value Equity Fund  1,094 79 —
Limited Duration Inflation Focused Bond Fund  (2) (12) 10
Mid-Cap Growth Fund  (14) 192 —
Mid-Cap Value Fund  262 153 —
New Horizons Fund  11 (133) —
New Income Fund  (7) (84) 63
Overseas Stock Fund  677 171 —
Real Assets Fund  151 455 —
Small-Cap Stock Fund  32 86 —
Small-Cap Value Fund  92 51 —
Transition Fund  (5) (1) 3
U.S. Large-Cap Core Fund  250 1,112 —
U.S. Treasury Long-Term Index Fund  (4) (103) 33
Value Fund  335 4,020 —
U.S. Treasury Money Fund, 3.74% — — 9
Totals $ 3,849# $ 3,718 $ 227+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $227 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F199-054Q1 08/26